INVESTMENTS IN VARIABLE INTEREST ENTITIES (SUPPLEMENTAL INFORMATION, REVENUES AND EXPENSES OF VARIABLE INTEREST ENTITIES) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Policyholder and reinsurer accounts and other special-purpose portfolios									$ 126.4	$ 258.2	$ 87.9
Fee revenue and other income									50.9	34.0	19.8
Total revenues	1,000.0	967.0	1,093.0	1,084.7	1,158.2	1,093.8	1,081.5	1,142.6	4,144.7	4,476.1	4,342.7
Expenses:
Interest expense									92.8	105.3	114.6
Other operating costs and expenses									802.8	766.2	819.3
Total benefits and expenses									3,969.6	4,171.3	4,187.0
Net realized investment losses									33.9	33.4	81.1
Income before income taxes	75.9	154.4	114.4	(169.6)	41.1	114.4	114.7	34.6	175.1	304.8	155.7
Variable Interest Entity, Primary Beneficiary [Member]
Revenues:
Policyholder and reinsurer accounts and other special-purpose portfolios									47.2	42.3	31.3
Fee revenue and other income									1.1	1.8	1.6
Total revenues									48.3	44.1	32.9
Expenses:
Interest expense									30.1	26.0	20.0
Other operating costs and expenses									1.2	1.4	0.6
Total benefits and expenses									31.3	27.4	20.6
Income before net realized investment losses and income taxes									17.0	16.7	12.3
Net realized investment losses									(2.2)	(1.6)	(0.4)
Income before income taxes									$ 14.8	$ 15.1	$ 11.9